Subsidiaries (Investments - I.C. Power) (Narrative) (Details) ₪ in Thousands, $ in Thousands			1 Months Ended				11 Months Ended	12 Months Ended
		May 17, 2017 USD ($)	Apr. 28, 2017 USD ($)	Jan. 22, 2016 USD ($)	Aug. 10, 2015 USD ($)	Aug. 10, 2015 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Aug. 10, 2015 ILS (₪)
Disclosure of subsidiaries [line items]
Total consideration transferred									$ (3,280)
Post-closing purchase price adjustments			$ 10,200
Goodwill							$ 96,095	$ 96,095	$ 459
AIE Capital Notes [Member]
Disclosure of subsidiaries [line items]
Face amount							33,700	$ 33,700
Maturity term								5 years
NIS [Member] | AIE Capital Notes [Member]
Disclosure of subsidiaries [line items]
Face amount | ₪										₪ 130,000
Estrella Cooperatief BA [Member]
Disclosure of subsidiaries [line items]
Percentage acquired				100.00%
Total consideration transferred				$ 266,286
Cash consideration paid				242,536
Fair value of total identifiable net assets acquired				249,509
Deferred payment				$ 23,750
Acquisition date				Jan. 22, 2016
Revenues - since acquisition date							515,000
Profit (loss) - since acquisition date							$ 29,000
Revenues - as if acquired at beginning of period								$ 551,000
Profit (loss) - as if acquired at beginning of period								$ 30,000
Property, plant and equipment				$ 392,495
Intangibles				195,148
Deferred income tax liabilities				(54,642)
Goodwill	[1]			$ 37,102
Estrella Cooperatief BA [Member] | DEOCSA [Member]
Disclosure of subsidiaries [line items]
Ownership percentage				90.60%
Estrella Cooperatief BA [Member] | DEORSA [Member]
Disclosure of subsidiaries [line items]
Ownership percentage				92.68%
Energuate [Member]
Disclosure of subsidiaries [line items]
Percentage acquired				100.00%
Advanced Integrated Energy Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage acquired					100.00%						100.00%
Cash consideration paid					$ 15,600
Repayment of loan					$ 9,000
Acquisition date					Aug. 10, 2015	Aug. 10, 2015
Property, plant and equipment					$ 9,000
Intangibles					464
Deferred income tax liabilities					123
Goodwill					119
Advanced Integrated Energy Ltd. [Member] | Transaction One [Member]
Disclosure of subsidiaries [line items]
Cash consideration paid					9,400
Advanced Integrated Energy Ltd. [Member] | Transaction Two [Member]
Disclosure of subsidiaries [line items]
Cash consideration paid					460
Advanced Integrated Energy Ltd. [Member] | Hadera Paper Energy Center [Member]
Disclosure of subsidiaries [line items]
Cash consideration paid					$ 6,000
Advanced Integrated Energy Ltd. [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Cash consideration paid | ₪											₪ 60,000
Repayment of loan | ₪						₪ 34,000
Advanced Integrated Energy Ltd. [Member] | NIS [Member] | Transaction One [Member]
Disclosure of subsidiaries [line items]
Cash consideration paid | ₪											36,000
Advanced Integrated Energy Ltd. [Member] | NIS [Member] | Transaction Two [Member]
Disclosure of subsidiaries [line items]
Cash consideration paid | ₪											1,700
Advanced Integrated Energy Ltd. [Member] | NIS [Member] | Hadera Paper Energy Center [Member]
Disclosure of subsidiaries [line items]
Cash consideration paid | ₪											₪ 24,000
Actis [Member]
Disclosure of subsidiaries [line items]
Amount paid		$ 272
Escrow account amount paid		$ 10,000

[1]	This amount is not deductible for tax purposes and was determined in Quetzales.